Eaton Vance

Emerging Markets Local Income Fund

January 31, 2020 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $1,334,317,522 and the Fund owned 93.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Foreign Government Bonds — 55.6%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Albania — 0.1%
________________________________________________________________________________________________________
Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$749,582
________________________________________________________________________________________________________
Total Albania	$749,582
________________________________________________________________________________________________________
Bahrain — 0.2%
________________________________________________________________________________________________________
CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	200	$233,788
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	929,460
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	233,196
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,229,119
________________________________________________________________________________________________________
Total Bahrain	$2,625,563
________________________________________________________________________________________________________
Barbados — 0.0%(2)
________________________________________________________________________________________________________
Government of Barbados, 6.50%, 2/1/21(3)	USD	421	$423,315
________________________________________________________________________________________________________
Total Barbados	$423,315
________________________________________________________________________________________________________
Bosnia and Herzegovina — 0.2%
________________________________________________________________________________________________________
Republic of Srpska, 1.50%, 6/30/23	BAM	130	$73,325
Republic of Srpska, 1.50%, 10/30/23	BAM	354	200,089
Republic of Srpska, 1.50%, 12/15/23	BAM	19	10,879
Republic of Srpska, 1.50%, 5/31/25	BAM	3,337	1,873,394
Republic of Srpska, 1.50%, 6/9/25	BAM	320	179,284
Republic of Srpska, 1.50%, 12/24/25	BAM	349	194,684
Republic of Srpska, 1.50%, 9/25/26	BAM	253	142,510
Republic of Srpska, 1.50%, 9/26/27	BAM	88	48,784
________________________________________________________________________________________________________
Total Bosnia and Herzegovina	$2,722,949
________________________________________________________________________________________________________
Brazil — 0.5%
________________________________________________________________________________________________________
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,256,382
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,219,974
________________________________________________________________________________________________________
Total Brazil	$7,476,356
________________________________________________________________________________________________________
Colombia — 0.2%
________________________________________________________________________________________________________
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,897,815
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,233,357
________________________________________________________________________________________________________
Total Colombia	$3,131,172
________________________________________________________________________________________________________
Costa Rica — 0.0%(2)
________________________________________________________________________________________________________
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	66,100	$99,333
________________________________________________________________________________________________________
Total Costa Rica	$99,333
________________________________________________________________________________________________________
Egypt — 3.3%
________________________________________________________________________________________________________
Egypt Government Bond, 14.40%, 9/10/29	EGP	64,028	$4,222,652
Egypt Government Bond, 15.60%, 8/6/26	EGP	412,456	28,285,991
Egypt Government Bond, 15.70%, 11/7/27	EGP	25,517	1,770,515
Egypt Government Bond, 16.10%, 5/7/29	EGP	167,800	12,060,532
________________________________________________________________________________________________________
Total Egypt	$46,339,690
________________________________________________________________________________________________________
Fiji — 0.5%
________________________________________________________________________________________________________
Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,819,905
________________________________________________________________________________________________________
Total Fiji	$7,819,905
________________________________________________________________________________________________________
Georgia — 1.1%
________________________________________________________________________________________________________
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	30,533	$9,630,208
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	1,594,390
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	6,187	2,001,727
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	3,108	1,057,586
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	4,563	1,597,741
________________________________________________________________________________________________________
Total Georgia	$15,881,652
________________________________________________________________________________________________________
Indonesia — 7.8%
________________________________________________________________________________________________________
Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	$6,958,872
Indonesia Government Bond, 7.50%, 5/15/38	IDR	825,846,000	60,527,163
Indonesia Government Bond, 7.50%, 4/15/40	IDR	47,000,000	3,510,802
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	922,395
Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,816,000	31,150,997
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,567,610
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,408,535
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	495,379
________________________________________________________________________________________________________
Total Indonesia	$110,541,753
________________________________________________________________________________________________________
Macedonia — 0.4%
________________________________________________________________________________________________________
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,716,714
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,023,594
________________________________________________________________________________________________________
Total Macedonia	$5,740,308
________________________________________________________________________________________________________
Malaysia — 1.5%
________________________________________________________________________________________________________
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$20,739,566
________________________________________________________________________________________________________
Total Malaysia	$20,739,566
________________________________________________________________________________________________________
Mexico — 1.4%
________________________________________________________________________________________________________
Mexican Bonos, 7.75%, 11/13/42	MXN	127,000	$7,332,468
Mexican Bonos, 8.00%, 12/7/23	MXN	108,000	5,986,968
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,329,618
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,226,124
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,536,674
________________________________________________________________________________________________________
Total Mexico	$19,411,852
________________________________________________________________________________________________________
Peru — 2.3%
________________________________________________________________________________________________________
Peru Government Bond, 5.40%, 8/12/34(1)(3)	PEN	24,530	$7,809,494
Peru Government Bond, 5.94%, 2/12/29(1)(3)	PEN	26,700	9,079,528
Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,531,963
Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	15,025,278
________________________________________________________________________________________________________
Total Peru	$33,446,263
________________________________________________________________________________________________________
Russia — 3.1%
________________________________________________________________________________________________________
Russia Government Bond, 2.50%, 2/2/28(4)	RUB	1,978,733	$30,406,341
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	13,702,937
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	540,361
Russia Government Bond, 8.50%, 9/17/31	RUB	8,092	150,415
________________________________________________________________________________________________________
Total Russia	$44,800,054
________________________________________________________________________________________________________
Serbia — 8.9%
________________________________________________________________________________________________________
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	7,094,340	$73,591,681
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,312,640	34,915,303
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	17,250,515
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	128,420	1,615,316
________________________________________________________________________________________________________
Total Serbia	$127,372,815
________________________________________________________________________________________________________
Seychelles — 0.1%
________________________________________________________________________________________________________
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,179	$1,243,169
________________________________________________________________________________________________________
Total Seychelles	$1,243,169
________________________________________________________________________________________________________
South Africa — 4.3%
________________________________________________________________________________________________________
Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$5,865,322
Republic of South Africa, 8.50%, 1/31/37	ZAR	312,840	18,482,542
Republic of South Africa, 8.75%, 1/31/44	ZAR	408,487	23,910,201
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	13,479,681
________________________________________________________________________________________________________
Total South Africa	$61,737,746
________________________________________________________________________________________________________
Sri Lanka — 0.5%
________________________________________________________________________________________________________
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	266,520	$1,515,693
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	663,912
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	262,177
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	118,000	691,514
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,616,334
________________________________________________________________________________________________________
Total Sri Lanka	$6,749,630
________________________________________________________________________________________________________
Tanzania — 0.1%
________________________________________________________________________________________________________
United Republic of Tanzania, 7.989%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(5) USD	992	$1,002,084
________________________________________________________________________________________________________
Total Tanzania	$1,002,084
________________________________________________________________________________________________________
Thailand — 2.9%
________________________________________________________________________________________________________
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	508,959	$16,206,177
Thailand Government Bond, 3.30%, 6/17/38	THB	429,734	17,299,756
Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,280,602
________________________________________________________________________________________________________
Total Thailand	$41,786,535
________________________________________________________________________________________________________
Turkey — 3.0%
________________________________________________________________________________________________________
Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	$10,874,157
Turkey Government Bond, 8.50%, 9/14/22	TRY	110,415	18,006,607
Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,603,365
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	4,428,256
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	7,229,658
________________________________________________________________________________________________________
Total Turkey	$42,142,043
________________________________________________________________________________________________________
Ukraine — 13.2%
________________________________________________________________________________________________________
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	672,489	$27,243,795
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	231,604	9,747,905
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	1,890,256	95,250,274
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	184,700	8,363,395
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,089,839	47,326,738
________________________________________________________________________________________________________
Total Ukraine	$187,932,107
________________________________________________________________________________________________________
Total Foreign Government Bonds (identified cost $741,130,180)	$791,915,442
________________________________________________________________________________________________________
Foreign Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Colombia — 0.0%(2)
________________________________________________________________________________________________________
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$210,296
________________________________________________________________________________________________________
Total Colombia	$210,296
________________________________________________________________________________________________________
Indonesia — 0.1%
________________________________________________________________________________________________________
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,578,156
________________________________________________________________________________________________________
Total Indonesia	$1,578,156
________________________________________________________________________________________________________
Mexico — 0.1%
________________________________________________________________________________________________________
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	$521,095
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	308,497
________________________________________________________________________________________________________
Total Mexico	$829,592
________________________________________________________________________________________________________
Peru — 1.1%
________________________________________________________________________________________________________
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,256,158
Telefonica del Peru SAA, 7.375%, 4/10/27(3)	PEN	24,500	7,812,866
________________________________________________________________________________________________________
Total Peru	$16,069,024
________________________________________________________________________________________________________
Total Foreign Corporate Bonds (identified cost $18,598,884)	$18,687,068
________________________________________________________________________________________________________
Sovereign Loans — 0.1%
Borrower	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Ethiopia — 0.1%
________________________________________________________________________________________________________
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(6)	$1,067	$1,073,880
________________________________________________________________________________________________________
Total Ethiopia	$1,073,880
________________________________________________________________________________________________________
Total Sovereign Loans (identified cost $1,042,627)	$1,073,880
________________________________________________________________________________________________________
Short-Term Investments — 35.9%
Foreign Government Securities — 17.0%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Egypt — 6.3%
________________________________________________________________________________________________________
Egypt Treasury Bill, 0.00%, 3/10/20	EGP	372,725	$23,337,171
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	100,650	6,219,215
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	36,725	2,263,113
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	261,075	15,979,442
Egypt Treasury Bill, 0.00%, 5/12/20	EGP	100,225	6,101,926
Egypt Treasury Bill, 0.00%, 5/26/20	EGP	62,900	3,841,375
Egypt Treasury Bill, 0.00%, 6/16/20	EGP	40,800	2,471,200
Egypt Treasury Bill, 0.00%, 8/4/20	EGP	410,225	24,197,563
Egypt Treasury Bill, 0.00%, 9/29/20	EGP	82,775	4,806,589
________________________________________________________________________________________________________
Total Egypt	$89,217,594
________________________________________________________________________________________________________
Georgia — 1.3%
________________________________________________________________________________________________________
Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	2,051	$704,255
Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,090	373,722
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	1,602	549,254
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	1,480	509,159
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	2,544	874,931
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	1,513	519,916
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	2,520	865,870
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	1,024	351,693
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	1,990	681,669
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,029	352,004
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	716	244,916
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	1,411	482,538
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,721	588,456
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,536	525,326
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	3,083	1,054,143
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	4,083	1,394,852
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,437	1,173,945
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,930	654,432
Georgia Treasury Bill, 0.00%, 5/14/20	GEL	2,900	981,159
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,858	962,525
Georgia Treasury Bill, 0.00%, 6/11/20	GEL	3,313	1,112,713
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	5,104	1,707,363
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	5,888	1,883,244
________________________________________________________________________________________________________
Total Georgia	$18,548,085
________________________________________________________________________________________________________
Nigeria — 1.1%
________________________________________________________________________________________________________
Nigeria OMO Bill, 0.00%, 5/28/20	NGN	3,616,087	$9,841,825
Nigeria OMO Bill, 0.00%, 7/21/20	NGN	310,350	809,702
Nigeria OMO Bill, 0.00%, 1/5/21	NGN	942,950	2,298,463
Nigeria OMO Bill, 0.00%, 1/26/21	NGN	548,402	1,316,056
Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	347,081	950,066
Nigeria Treasury Bill, 0.00%, 4/30/20	NGN	276,462	754,654
________________________________________________________________________________________________________
Total Nigeria	$15,970,766
________________________________________________________________________________________________________
Pakistan — 8.2%
________________________________________________________________________________________________________
Pakistan Treasury Bill, 0.00%, 2/13/20	PKR	414,600	$2,669,090
Pakistan Treasury Bill, 0.00%, 5/21/20	PKR	429,000	2,666,926
Pakistan Treasury Bill, 0.00%, 11/19/20	PKR	453,600	2,651,745
Pakistan Treasury Bill, 0.00%, 12/3/20	PKR	4,145,500	24,132,703
Pakistan Treasury Bill, 0.00%, 12/17/20	PKR	5,179,900	30,023,720
Pakistan Treasury Bill, 0.00%, 12/31/20	PKR	764,000	4,409,517
Pakistan Treasury Bill, 0.00%, 1/14/21	PKR	4,773,800	27,436,768
Pakistan Treasury Bill, 0.00%, 1/28/21	PKR	3,968,600	22,702,569
________________________________________________________________________________________________________
Total Pakistan	$116,693,038
________________________________________________________________________________________________________
Uruguay — 0.1%
________________________________________________________________________________________________________
Uruguay Monetary Regulation Bill, 0.00%, 7/31/20	UYU	83,005	$2,102,270
________________________________________________________________________________________________________
Total Uruguay	$2,102,270
________________________________________________________________________________________________________
Total Foreign Government Securities (identified cost $238,380,636)	$242,531,753
________________________________________________________________________________________________________
U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Bill, 0.00%, 2/20/20(7)	USD	22,550	$22,534,364
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $22,532,274)	$22,534,364
________________________________________________________________________________________________________
Other — 17.3%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(8)	245,386,152	$245,410,691
________________________________________________________________________________________________________
Total Other (identified cost $245,387,552)	$245,410,691
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $506,300,462)	$510,476,808
________________________________________________________________________________________________________
Total Investments — 92.9% (identified cost $1,267,072,153)	$1,322,153,198
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 7.1%	$100,566,949
________________________________________________________________________________________________________
Net Assets — 100.0%	$1,422,720,147
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $62,320,420 or 4.4% of the Portfolio's net assets.

(2)	Amount is less than 0.05%.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $25,646,298 or 1.8% of the Portfolio's net assets.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
CZK	1,035,637,322	USD	45,208,741	2/3/20	$330,693
CZK	1,035,637,322	USD	45,532,527	2/3/20	6,908
IDR	42,161,386,687	USD	3,028,618	2/3/20	58,998
IDR	47,583,646,000	USD	3,485,471	2/3/20	(766)
IDR	5,422,259,313	USD	398,110	2/3/20	(1,020)
INR	38,801,800	USD	542,856	2/3/20	911
USD	45,214,465	CZK	1,035,637,322	2/3/20	(324,969)
USD	45,208,741	CZK	1,035,637,322	2/3/20	(330,693)
USD	3,088,294	IDR	42,161,386,687	2/3/20	679
USD	397,177	IDR	5,422,259,313	2/3/20	87
USD	3,444,097	IDR	47,583,646,000	2/3/20	(40,608)
USD	544,816	INR	38,801,800	2/3/20	1,050
BRL	645,146,815	USD	151,105,941	2/4/20	(462,216)
BRL	624,011,720	USD	154,661,244	2/4/20	(8,952,627)
USD	153,899,527	BRL	645,146,815	2/4/20	3,255,802
USD	146,155,690	BRL	624,011,720	2/4/20	447,074
CLP	26,088,486,000	USD	33,818,784	2/10/20	(1,222,321)
PEN	12,650,000	USD	3,802,110	2/10/20	(66,942)
PEN	55,566,876	USD	16,701,294	2/10/20	(294,052)
PHP	138,926,000	USD	2,732,075	2/10/20	(1,870)
RUB	1,007,500,000	USD	16,415,479	2/10/20	(667,509)
RUB	2,919,339,159	USD	47,036,878	2/10/20	(1,405,449)
USD	3,257,569	CLP	2,525,675,000	2/10/20	101,845
USD	1,628,779	CLP	1,259,860,484	2/10/20	54,636
USD	40,669,263	EUR	36,275,567	2/10/20	423,251
USD	4,248,582	PEN	14,155,000	2/10/20	69,032
USD	12,295,128	PEN	40,907,122	2/10/20	216,475
USD	5,091,743	PEN	16,988,600	2/10/20	75,516
USD	6,741,207	RUB	418,392,320	2/10/20	201,425
USD	5,757,312	RUB	357,327,000	2/10/20	172,027
COP	25,444,200,000	USD	7,826,576	2/13/20	(390,449)
MXN	1,900,216,611	USD	97,820,731	2/14/20	2,609,787
USD	7,646,502	MXN	148,537,123	2/14/20	(204,003)
USD	9,944,173	IDR	136,354,500,000	2/18/20	25,537
INR	230,000,000	USD	3,215,659	2/28/20	(9,834)
USD	397,264	IDR	5,422,259,313	2/28/20	4,723
BRL	42,000,000	USD	9,971,510	3/3/20	(179,204)
BRL	645,146,815	USD	153,712,519	3/3/20	(3,296,453)
PHP	418,607,500	USD	8,176,567	3/5/20	15,823
PHP	397,113,500	USD	7,753,094	3/5/20	18,645
USD	8,634,950	EUR	7,708,951	3/6/20	69,101
USD	7,745,595	EUR	6,914,969	3/6/20	61,984
IDR	96,000,000,000	USD	6,997,085	3/9/20	(68,005)
IDR	550,059,489,548	USD	39,273,132	3/9/20	429,012
PHP	95,000,000	USD	1,870,815	3/9/20	(11,919)
PHP	250,495,000	USD	4,914,654	3/9/20	(13,137)
PHP	250,495,000	USD	4,915,522	3/9/20	(14,005)
USD	11,408,005	IDR	159,780,520,704	3/9/20	(124,619)
USD	11,838,523	IDR	165,810,350,000	3/9/20	(129,322)
PLN	15,000,000	USD	3,896,408	3/16/20	(24,158)
PLN	174,277,255	USD	45,270,347	3/16/20	(280,679)
CZK	1,035,637,322	USD	45,212,689	3/30/20	322,775
CZK	223,000,000	USD	9,734,676	3/30/20	70,309
COP	265,124,280,000	USD	80,501,694	4/3/20	(3,258,713)
INR	490,040,000	USD	6,805,166	4/3/20	(10,851)
EUR	14,500,000	USD	16,196,674	4/9/20	(51,205)
EUR	130,673,818	USD	146,981,649	4/9/20	(1,478,883)
USD	3,205,428	RUB	200,429,000	4/9/20	92,243
USD	2,737,590	RUB	171,176,000	4/9/20	78,780
INR	810,000	USD	11,308	4/15/20	(93)
INR	38,801,800	USD	540,641	4/15/20	(3,418)
INR	45,210,000	USD	630,544	4/15/20	(4,598)
INR	1,067,843,240	USD	14,934,348	4/15/20	(149,739)
USD	44,205,543	ZAR	647,721,712	4/20/20	1,477,271
USD	16,022,727	ZAR	234,773,000	4/20/20	535,451
ZAR	499,557,000	USD	34,093,636	4/20/20	(1,139,349)
USD	9,788,255	EUR	8,844,063	5/8/20	(76,539)
USD	29,378,701	EUR	26,327,360	5/8/20	12,787
USD	28,762,021	EUR	25,774,730	5/8/20	12,518
USD	25,565,854	EUR	22,910,524	5/8/20	11,127
USD	784,897	EUR	703,376	5/8/20	342
USD	1,552,601	EUR	1,394,111	5/8/20	(2,411)
ZAR	829,000	USD	56,375	5/26/20	(1,945)
USD	49,798,921	EUR	44,154,634	7/17/20	350,489
USD	968,600	EUR	858,817	7/17/20	6,817
___________________________________________________________________________________________________________
$(13,072,643)
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
EUR	6,371,232	USD	7,011,541	UBS AG	2/3/20	$54,471	$—
EUR	6,371,232	USD	7,030,655	UBS AG	2/3/20	35,357	—
INR	853,167,400	USD	11,813,107	Australia and New Zealand Banking Group Limited	2/3/20	143,133	—
INR	1,009,365,600	USD	14,121,504	Australia and New Zealand Banking Group Limited	2/3/20	23,688	—
INR	27,737,000	USD	387,930	Goldman Sachs International	2/3/20	775	—
INR	167,263,000	USD	2,340,016	Standard Chartered Bank	2/3/20	3,998	—
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(2,112,121)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,473,409)
USD	7,083,791	EUR	6,371,232	UBS AG	2/3/20	17,779	—
USD	7,030,655	EUR	6,371,232	UBS AG	2/3/20	—	(35,357)
USD	14,126,070	INR	1,009,365,600	Australia and New Zealand Banking Group Limited	2/3/20	—	(19,123)
USD	11,936,217	INR	853,167,400	Australia and New Zealand Banking Group Limited	2/3/20	—	(20,023)
USD	388,054	INR	27,737,000	Goldman Sachs International	2/3/20	—	(651)
USD	2,340,089	INR	167,263,000	Standard Chartered Bank	2/3/20	—	(3,925)
USD	11,175,508	TRY	68,022,000	Bank of America, N.A.	2/3/20	—	(190,380)
USD	539,063	TRY	3,225,000	Standard Chartered Bank	2/3/20	194	—
BRL	21,135,095	USD	5,065,396	Standard Chartered Bank	2/4/20	—	(130,287)
USD	4,950,251	BRL	21,135,095	Standard Chartered Bank	2/4/20	15,142	—
EUR	3,489,336	HUF	1,150,000,000	Standard Chartered Bank	2/6/20	89,611	—
HUF	10,783,252,000	EUR	32,663,901	Standard Chartered Bank	2/6/20	—	(779,596)
TRY	8,839,835	USD	1,487,323	Standard Chartered Bank	2/6/20	—	(11,328)
TRY	184,657,843	USD	31,069,118	Standard Chartered Bank	2/6/20	—	(236,622)
USD	31,636,863	TRY	188,032,209	Standard Chartered Bank	2/6/20	240,946	—
USD	2,888,819	TRY	17,240,000	Standard Chartered Bank	2/6/20	10,240	—
USD	6,475,163	UAH	158,771,000	Goldman Sachs International	2/6/20	139,468	—
RON	147,880,000	EUR	30,832,743	Standard Chartered Bank	2/7/20	125,256	—
RON	13,500,000	EUR	2,819,080	Standard Chartered Bank	2/7/20	6,607	—
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(180,203)
TRY	3,225,000	USD	538,191	Standard Chartered Bank	2/10/20	—	(226)
TRY	8,400,000	USD	1,427,733	Standard Chartered Bank	2/10/20	—	(26,523)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(186,069)
USD	4,071,958	CLP	3,141,500,000	Standard Chartered Bank	2/10/20	146,786	—
USD	4,234,732	CLP	3,279,300,000	Standard Chartered Bank	2/10/20	137,385	—
USD	325,758	CLP	252,530,000	Standard Chartered Bank	2/10/20	10,233	—
USD	1,427,590	TRY	8,400,000	Standard Chartered Bank	2/10/20	26,380	—
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(23,557)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(238,246)
PLN	14,000,000	EUR	3,241,915	Credit Agricole Corporate and Investment Bank	2/17/20	15,254	—
MYR	13,000,000	USD	3,105,961	BNP Paribas	2/19/20	61,521	—
USD	15,061,761	MYR	63,407,000	BNP Paribas	2/19/20	—	(387,509)
EUR	207,784	USD	232,228	Australia and New Zealand Banking Group Limited	2/24/20	—	(1,504)
EUR	2,714,065	USD	2,994,729	Bank of America, N.A.	2/24/20	18,983	—
EUR	6,000,000	USD	6,710,736	Bank of America, N.A.	2/24/20	—	(48,304)
EUR	6,000,000	USD	6,736,606	Morgan Stanley & Co. International PLC	2/24/20	—	(74,174)
EUR	7,000,000	USD	7,715,089	Standard Chartered Bank	2/24/20	57,749	—
INR	229,800,000	USD	3,213,743	Australia and New Zealand Banking Group Limited	2/24/20	—	(7,824)
INR	85,860,000	USD	1,208,140	Australia and New Zealand Banking Group Limited	2/24/20	—	(10,315)
INR	1,009,365,600	USD	14,099,077	Australia and New Zealand Banking Group Limited	2/24/20	—	(17,509)
INR	321,300,000	USD	4,518,307	Australia and New Zealand Banking Group Limited	2/24/20	—	(35,880)
INR	593,670,000	USD	8,333,626	Australia and New Zealand Banking Group Limited	2/24/20	—	(51,389)
INR	1,750,000	USD	24,079	Goldman Sachs International	2/24/20	335	—
RSD	34,022,620	EUR	288,205	JPMorgan Chase Bank, N.A.	2/24/20	658	—
USD	7,020,524	EUR	6,371,232	UBS AG	2/24/20	—	(54,126)
USD	5,295,142	ZAR	79,075,000	Standard Chartered Bank	2/24/20	40,408	—
USD	2,264,171	ZAR	33,811,999	Standard Chartered Bank	2/24/20	17,278	—
ZAR	169,489,000	USD	11,349,583	Standard Chartered Bank	2/24/20	—	(86,610)
EUR	1,708,760	RSD	201,104,000	HSBC Bank USA, N.A.	2/27/20	2,191	—
COP	10,218,000,000	USD	3,000,024	Standard Chartered Bank	2/28/20	—	(16,441)
COP	17,019,620,000	USD	5,000,040	Standard Chartered Bank	2/28/20	—	(30,433)
RUB	350,000,000	USD	5,567,973	Standard Chartered Bank	2/28/20	—	(107,201)
EUR	2,053,999	RSD	242,474,574	JPMorgan Chase Bank, N.A.	3/4/20	—	(3,628)
THB	120,580,000	USD	3,981,509	Standard Chartered Bank	3/6/20	—	(110,639)
THB	152,358,071	USD	5,034,633	Standard Chartered Bank	3/6/20	—	(143,620)
USD	2,817,130	THB	85,252,000	Standard Chartered Bank	3/6/20	80,363	—
THB	105,000,000	USD	3,468,809	Standard Chartered Bank	3/16/20	—	(97,341)
THB	635,406,000	USD	21,039,057	Standard Chartered Bank	3/16/20	—	(636,668)
USD	14,748,656	THB	445,435,098	Standard Chartered Bank	3/16/20	446,084	—
MYR	116,790,000	USD	28,189,718	Goldman Sachs International	3/17/20	219,533	—
MYR	17,000,000	USD	4,184,615	Morgan Stanley & Co. International PLC	3/17/20	—	(49,353)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(196,663)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(1,963,392)
UGX	20,607,219,477	USD	5,434,393	Citibank, N.A.	3/20/20	115,922	—
MXN	312,854,000	USD	16,249,317	HSBC Bank USA, N.A.	3/23/20	192,853	—
MXN	16,179,963	USD	840,371	HSBC Bank USA, N.A.	3/23/20	9,974	—
MXN	40,000,000	USD	2,093,098	State Street Bank and Trust Company	3/23/20	9,118	—
MXN	80,000,000	USD	4,212,312	State Street Bank and Trust Company	3/23/20	—	(7,879)
MXN	140,804,000	USD	7,410,617	State Street Bank and Trust Company	3/23/20	—	(10,605)
MXN	55,000,000	USD	2,913,176	State Street Bank and Trust Company	3/23/20	—	(22,628)
UGX	20,323,327,000	USD	5,058,070	Citibank, N.A.	3/23/20	413,151	—
USD	5,057,082	MXN	96,566,328	Bank of America, N.A.	3/23/20	—	(18,000)
EUR	3,090,943	RSD	363,804,000	Citibank, N.A.	3/24/20	9,044	—
UGX	20,328,385,272	USD	5,058,070	Citibank, N.A.	3/25/20	412,759	—
UGX	4,312,974,000	USD	1,138,589	Standard Chartered Bank	3/27/20	21,759	—
USD	9,188,675	ZAR	132,880,668	Standard Chartered Bank	3/27/20	395,390	—
USD	5,096,557	ZAR	74,015,595	Standard Chartered Bank	3/27/20	198,627	—
USD	14,106,169	ZAR	211,680,000	Standard Chartered Bank	3/27/20	98,394	—
USD	6,225,685	ZAR	93,423,878	Standard Chartered Bank	3/27/20	43,426	—
UGX	4,859,200,000	USD	1,272,042	Citibank, N.A.	4/2/20	34,005	—
USD	5,342,116	UAH	129,760,000	Bank of America, N.A.	4/8/20	229,839	—
THB	223,000,000	USD	7,156,611	Standard Chartered Bank	4/10/20	7,682	—
THB	338,375,440	USD	11,169,718	Standard Chartered Bank	4/10/20	—	(298,772)
THB	1,529,255,862	USD	50,480,487	Standard Chartered Bank	4/10/20	—	(1,350,272)
UGX	1,857,890,000	USD	461,129	Standard Chartered Bank	4/14/20	36,648	—
UGX	4,543,680,000	USD	1,131,958	Citibank, N.A.	4/20/20	83,103	—
PLN	20,000,000	EUR	4,647,465	Standard Chartered Bank	4/24/20	—	(15,443)
PLN	212,474,249	EUR	49,859,075	Standard Chartered Bank	4/24/20	—	(705,412)
THB	224,849,000	USD	7,403,655	Standard Chartered Bank	4/24/20	—	(177,886)
UGX	4,195,308,000	USD	1,038,700	Standard Chartered Bank	6/15/20	70,318	—
UGX	4,679,050,000	USD	1,167,719	Citibank, N.A.	6/26/20	66,875	—
UGX	4,788,440,000	USD	1,200,562	Standard Chartered Bank	7/2/20	61,616	—
UGX	3,041,210,000	USD	762,208	Citibank, N.A.	8/10/20	32,742	—
UGX	10,761,176,000	USD	2,705,853	Standard Chartered Bank	8/14/20	101,784	—
___________________________________________________________________________________________________________
$4,832,835	$(12,405,066)
___________________________________________________________________________________________________________
Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
3/24/20	COP	84,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$24,561,404	$158,863
3/24/20	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	3,801,170	37,061
3/24/20	COP	31,893,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	9,325,438	45,415
3/24/20	COP	43,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	12,573,099	104,608
3/24/20	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	21,491,228	125,401
___________________________________________________________________________________________________________
$471,348
___________________________________________________________________________________________________________

* Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	14	Short	3/16/20	$(1,428,875)	$(21,875)
10-Year USD Deliverable Interest Rate Swap	71	Short	3/16/20	(7,445,016)	(198,023)
U.S. 10-Year Treasury Note	32	Short	3/20/20	(4,213,000)	(60,000)
___________________________________________________________________________________________________________
$(279,898)
___________________________________________________________________________________________________________

Centrally Cleared Interest Rate Swaps
Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	$119,776	$—	$119,776
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	131,427	—	131,427
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	694,515	—	694,515
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	847,537	—	847,537
BRL	28,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.14% (pays upon termination)	1/2/25	16,293	—	16,293
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	168,063	—	168,063
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	426,982	—	426,982
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	3,205,467	—	3,205,467
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	397,940	—	397,940
BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	1,791,755	—	1,791,755
CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	64,261	—	64,261
CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	18,035	—	18,035
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	602,020	—	602,020
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	464,725	—	464,725
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	84,208	—	84,208
CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	111,538	—	111,538
CLP	5,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	8/6/24	(4,187)	—	(4,187)
CLP	3,831,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	10/2/24	(57,023)	—	(57,023)
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	91,785	—	91,785
CNY	358,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	1,059,454	—	1,059,454
CNY	68,996	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	129,037	—	129,037
CNY	51,747	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	97,732	—	97,732
CNY	51,747	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	98,369	—	98,369
CNY	103,494	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	196,738	—	196,738
CNY	25,873	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	49,581	—	49,581
CNY	79,345	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	152,052	—	152,052
CNY	34,498	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	59,547	—	59,547
CNY	68,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	7/4/24	79,179	—	79,179
CNY	27,360	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	11,673	—	11,673
CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	7,409	—	7,409
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	9/17/24	77,553	—	77,553
CNY	42,410	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.92% (pays quarterly)	10/8/24	83,840	—	83,840
CNY	63,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.10% (pays quarterly)	11/15/24	208,371	—	208,371
CNY	90,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	227,905	—	227,905
COP	44,641,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.69% (pays quarterly)	2/3/25	11,147	—	11,147
CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	12,584	—	12,584
CZK	243,180	Pays	6-month CZK PRIBOR (pays semi-annually)	1.87% (pays annually)	1/28/25	45,394	—	45,394
CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	598,201	—	598,201
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(334,212)	(34,151)	(368,363)
HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	1,123,375	—	1,123,375
HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	733,344	—	733,344
HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(17,377)	—	(17,377)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(121,183)	—	(121,183)
HUF	3,288,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	12/17/29	125,967	—	125,967
MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(4,874)	—	(4,874)
MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	169,170	(13,822)	155,348
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	449,743	(3,629)	446,114
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,627,492	(10,683)	1,616,809
MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	1,987,684	—	1,987,684
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	590,833	—	590,833
MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	450,515	(5,115)	445,400
MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	698,164	—	698,164
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(52,291)	—	(52,291)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	339,578	—	339,578
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	(58,348)	—	(58,348)
MXN	173,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.55% (pays monthly)	1/21/25	40,631	—	40,631
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(103,959)	—	(103,959)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	768,819	(5,325)	763,494
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,203,224	(13,097)	1,190,127
MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	398,629	—	398,629
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	51,920	—	51,920
MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	253,895	—	253,895
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	223,430	—	223,430
PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	14,496	—	14,496
PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	9,829	—	9,829
PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	26,229	—	26,229
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	8,677	—	8,677
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	148,940	—	148,940
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	220,114	—	220,114
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	50,011	—	50,011
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	82,693	—	82,693
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	73,785	—	73,785
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	80,663	—	80,663
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	88,111	—	88,111
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	85,529	—	85,529
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(5,801)	—	(5,801)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(20,040)	—	(20,040)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	89,913	—	89,913
PLN	40,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.73% (pays annually)	11/22/24	(34,222)	—	(34,222)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	103,018	—	103,018
PLN	43,840	Pays	6-month PLN WIBOR (pays semi-annually)	1.85% (pays annually)	1/30/25	28,312	—	28,312
PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	377,869	—	377,869
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	1,439,327	—	1,439,327
PLN	43,600	Receives	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	12/17/29	84,354	—	84,354
THB	220,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	8/7/24	55,768	—	55,768
THB	250,640	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	10/2/24	58,530	—	58,530
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	52,351	—	52,351
THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	117,663	—	117,663
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(20,193)	6	(20,187)
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(24,261)	—	(24,261)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(14,100)	(18)	(14,118)
USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(24,245)	—	(24,245)
USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(79,201)	—	(79,201)
USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(53,454)	165	(53,289)
USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(26,259)	—	(26,259)
ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	128,886	—	128,886
ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	233,973	—	233,973
ZAR	185,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.00% (pays quarterly)	11/20/24	189,896	—	189,896
ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	338,790	—	338,790
ZAR	666,353	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	437,430	—	437,430
ZAR	149,940	Pays	3-month ZAR JIBAR (pays quarterly)	6.76% (pays quarterly)	1/24/25	44,046	—	44,046
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	455,430	—	455,430
ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	229,869	—	229,869
ZAR	71,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.08% (pays quarterly)	4/24/29	229,821	—	229,821
___________________________________________________________________________________________________________
Total	$28,207,599	$(85,669)	$28,121,930
___________________________________________________________________________________________________________

Interest Rate Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,454,703
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(5,582)
Bank of America, N.A.	MYR	48,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	1/3/25	169,403
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	29,327
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	183,597
Bank of America, N.A.	RUB	925,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.57% (pays annually)	12/12/24	100,707
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	345,447
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	195,776
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,368,165
BNP Paribas	MYR	67,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	125,505
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	340,280
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	45,249
Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	296,599
Citibank, N.A.	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	2/7/24	242,870
Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	169,656
Citibank, N.A.	MYR	42,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	79,070
Citibank, N.A.	MYR	53,296	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	195,763
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	389,314
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	207,623
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	316,887
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	377,503
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	114,423
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	59,377
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	174,789
Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	251,878
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	363,273
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	458,458
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	664,570
Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	554,753
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	235,971
Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	253,119
Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	262,693
Goldman Sachs International	RUB	1,236,180	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.64% (pays annually)	11/22/24	187,105
Goldman Sachs International	RUB	1,325,720	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.64% (pays annually)	11/25/24	203,345
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	6,812
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	18,700
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	92,967
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	47,905
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	47,947
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	115,726
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	95,472
JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	84,526
JPMorgan Chase Bank, N.A.	MYR	12,220	Pays	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	3/14/24	72,911
JPMorgan Chase Bank, N.A.	MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.35% (pays quarterly)	6/12/24	120,426
JPMorgan Chase Bank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.21% (pays quarterly)	9/13/24	106,324
JPMorgan Chase Bank, N.A.	MYR	80,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	149,934
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	291,980
JPMorgan Chase Bank, N.A.	MYR	57,063	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	1/28/25	3,388
JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	663,564
JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	319,233
JPMorgan Chase Bank, N.A.	THB	148,560	Pays	6-month THB Fixing Rate (pays semi-annually)	1.92% (pays semi-annually)	2/28/24	190,415
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	160,716
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	362,377
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	788,278
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	55,821
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	44,597
Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	45,719
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	48,034
Standard Chartered Bank	MYR	54,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	97,811
Standard Chartered Bank	MYR	56,690	Pays	3-month MYR KLIBOR (pays quarterly)	3.22% (pays quarterly)	1/17/25	180,578
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	934,453
___________________________________________________________________________________________________________
$16,558,230
___________________________________________________________________________________________________________

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$3,300	$(2,568)	$732
South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(186)	(82)	(268)
South Africa	500	1.00% (pays quarterly)(1)	9/20/20	(1,827)	(975)	(2,802)
___________________________________________________________________________________________________________
Total	$1,287	$(3,625)	$(2,338)
___________________________________________________________________________________________________________
Credit Default Swaps - Sell Protection

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.33%	$(10,598)	$68,551	$57,953
___________________________________________________________________________________________________________
Total	$1,600	$(10,598)	$68,551	$57,953
___________________________________________________________________________________________________________
Credit Default Swaps - Buy Protection
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
South Africa	Barclays Bank PLC	$100	1.00% (pays quarterly)(1)	3/20/20	$(192)	$(53)	$(245)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(192)	(70)	(262)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(192)	(58)	(250)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(192)	(81)	(273)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(192)	(59)	(251)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(192)	(57)	(249)
___________________________________________________________________________________________________________
Total	$(1,152)	$(378)	$(1,530)
___________________________________________________________________________________________________________

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,600,000.

** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

Citibank, N.A.		LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(890,006)
Citibank, N.A.		LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,172,648)
ICBC Standard Bank plc		PKR	3,850,000	Total Return on Pakistan Treasury Bill, 0.00% due 1/14/21 (pays upon termination) plus USD equivalent of Notional Amount at termination date	3-month USD-LIBOR + 120 bp on $22,149,083 (pays quarterly) plus $22,149,083 at termination date	1/19/21	(122,256)
___________________________________________________________________________________________________________
$(2,184,910)
___________________________________________________________________________________________________________

Cross-Currency Swaps
Counterparty		Portfolio Receives*			Portfolio Pays*	Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Goldman Sachs International			9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245		3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	7/28/23	$(2,618,191)
Goldman Sachs International			9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853		3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	7/29/23	(6,800,904)
HSBC Bank USA, N.A.			10.30% on TRY 17,240,000 (pays annually) plus USD 2,892,617		3-month USD-LIBOR on USD 2,892,617 (pays quarterly) plus TRY 17,240,000	1/31/25	9,663
___________________________________________________________________________________________________________
$(9,409,432)
___________________________________________________________________________________________________________

* The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
OMO	-	Open Market Operation
Currency Abbreviations:
BAM	-	Bosnia-Herzegovina Convertible Mark
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PKR	-	Pakistani Rupee
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase and sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $245,410,691, which represents 17.3% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$141,707,135	$276,434,912	$(172,756,479)	$16,755	$8,368	$245,410,691	$986,167	245,386,152

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

	Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
	Foreign Government Bonds	$—	$791,915,442	$—	$791,915,442
	Foreign Corporate Bonds	—	18,687,068	—	18,687,068
	Sovereign Loans	—	1,073,880	—	1,073,880
Short-Term Investments	—
	Foreign Government Securities	—	242,531,753	—	242,531,753
	U.S. Treasury Obligations	—	22,534,364	—	22,534,364
	Other	—	245,410,691	—	245,410,691
________________________________________________________________________________________________________
	Total Investments	$—	$1,322,153,198	$—	$1,322,153,198
________________________________________________________________________________________________________
	Forward Foreign Currency Exchange Contracts	$—	$16,454,765	$—	$16,454,765
	Non-deliverable Bond Forward Contracts	—	471,348	—	471,348
	Swap Contracts	—	45,839,604	—	45,839,604
________________________________________________________________________________________________________
	Total	$—	$1,384,918,915	$—	$1,384,918,915
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
	Forward Foreign Currency Exchange Contracts	$—	$(37,099,639)	$—	$(37,099,639)
	Futures Contracts	(279,898)	—	—	(279,898)
	Swap Contracts	—	(12,678,580)	—	(12,678,580)
________________________________________________________________________________________________________
	Total	$(279,898)	$(49,778,219)	$—	$(50,058,117)
________________________________________________________________________________________________________

Emerging Markets Local Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.